FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: June 30, 2009
               Check here if Amendment [ X ]; Amendment Number: 1
                        This Amendment (Check only one):
                              [X] is a restatement
                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Specialty Fund Management Services LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:  28-13489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:



/s/ Daniel J. McNally            St. Francis, Wisconsin          August 26, 2009
      (Signature)                     (City, State)                   (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number   Name

      28-11007               Stark Offshore Management LLC

     The holdings report on Form 13F filed on August 14, 2009 by Stark Offshore Management LLC for the period ended June 30, 2009 inadvertently included certain errors and, therefore an Amendment No. 1 to that report has been filed to restate the holdings for the period end June 30, 2009.